UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2012

Date of reporting period:	June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO High Income Fund Schedule of Investments

June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—62.5%
Airlines—0.8%
$6,915	American Airlines, Inc.,
	10.50%, 3/15/13	Caa1/CCC+	$7,010,081
	American Airlines Pass Through Trust,
4,789	10.18%, 1/2/13	Caa1/CCC+	4,740,840
979	10.375%, 1/2/21	Baa3/A-	1,131,352
			12,882,273

Automotive—1.1%
	Ford Motor Co.,
5,000	7.125%, 11/15/25	Ba3/B+	4,961,715
5,900	7.50%, 8/1/26	Ba3/B+	5,999,728
5,000	9.215%, 9/15/21	Ba3/B+	5,659,080
			16,620,523

Banking—9.3%
5,000	AgFirst Farm Credit Bank, 7.30%, 8/1/11 (a)(b)(d)(h)(k)
	(acquisition cost-$4,500,000; purchased 12/7/10)	NR/A	4,883,600
12,500	AmSouth Bancorp, 6.75%, 11/1/25	B1/BB	11,069,612
160	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	163,600
5,100	BankAmerica Institutional Capital B, 7.70%, 12/31/26 (a)(d)	Baa3/BB+	5,214,750
£29,775	Barclays Bank PLC, 14.00%, 6/15/19 (h)	Baa2/A-	60,331,611
$5,000	BPCE S.A., 12.50%, 9/30/19 (a)(b)(d)(h)(j)(k)
	(acquisition cost-$5,600,000; purchased 1/11/11)	Baa3/NR	5,734,925
€3,000	Intesa Sanpaolo SpA, 8.375%, 10/14/19 (h)	Baa2/BBB+	4,415,706
$39,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(h)	NR/BB+	42,442,738
11,900	Regions Financial Corp., 7.375%, 12/10/37	B1/BB	11,349,423
£900	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (h)	Baa2/A-	1,534,734
			147,140,699

Consumer Products—0.2%
$3,200	Reynolds Group Issuer, Inc., 9.00%, 4/15/19 (a)(d)	Caa1/B-	3,176,000

Electric—0.0%
544	GenOn REMA LLC, 9.237%, 7/2/17	Ba1/BB-	582,070

Entertainment—0.0%
550	Speedway Motorsports, Inc., 8.75%, 6/1/16	Ba2/BB	596,062

Financial Services—25.0%
25,710	AGFC Capital Trust I, 6.00%, 1/15/67,
	(converts to FRN on 1/15/17) (a)(d)	Caa2/CCC-	17,482,800
	Ally Financial, Inc.,
97	5.85%, 5/15/13	B1/B+	96,178
280	5.90%, 1/15/19	B1/B+	256,915
82	5.90%, 2/15/19	B1/B+	74,854
1,256	6.00%, 2/15/19	B1/B+	1,153,641
1,534	6.00%, 3/15/19	B1/B+	1,412,443
120	6.00%, 4/15/19	B1/B+	109,948
50	6.00%, 9/15/19	B1/B+	45,497
652	6.10%, 9/15/19	B1/B+	597,238
241	6.125%, 10/15/19	B1/B+	219,728
1,620	6.15%, 3/15/16	B1/B+	1,555,351
2,351	6.20%, 3/15/16	B1/B+	2,265,297
127	6.20%, 4/15/19	B1/B+	117,893
170	6.25%, 3/15/13	B1/B+	169,273
20	6.25%, 2/15/16	B1/B+	19,334
30	6.25%, 12/15/18	B1/B+	28,127

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$622	6.25%, 1/15/19	B1/B+	$582,836
199	6.25%, 4/15/19	B1/B+	185,179
7	6.25%, 5/15/19	B1/NR	6,486
385	6.25%, 7/15/19	B1/B+	355,678
25	6.30%, 3/15/13	B1/B+	24,907
2,680	6.30%, 3/15/16	B1/B+	2,592,699
543	6.35%, 2/15/16	B1/B+	526,981
643	6.35%, 4/15/16	B1/B+	619,590
82	6.35%, 4/15/19	B1/B+	76,832
141	6.35%, 7/15/19	B1/B+	131,094
112	6.40%, 3/15/13	B1/B+	111,711
2,641	6.40%, 3/15/16	B1/B+	2,603,096
250	6.40%, 12/15/18	B1/B+	236,493
361	6.40%, 11/15/19	B1/B+	326,614
209	6.45%, 2/15/13	B1/B+	208,472
239	6.50%, 2/15/13	B1/B+	238,522
160	6.50%, 4/15/13	B1/B+	159,805
3,069	6.50%, 2/15/16	B1/B+	2,995,942
1,155	6.50%, 3/15/16	B1/B+	1,143,705
2,036	6.50%, 9/15/16	B1/B+	1,966,750
453	6.50%, 6/15/18	B1/B+	453,170
164	6.50%, 12/15/18	B1/B+	155,999
456	6.50%, 5/15/19	B1/B+	429,462
40	6.50%, 2/15/20	B1/B+	37,054
1,160	6.55%, 10/15/16	B1/B+	1,123,218
112	6.55%, 12/15/19	B1/B+	105,159
1,093	6.60%, 8/15/16	B1/B+	1,060,351
282	6.60%, 5/15/18	B1/B+	275,746
753	6.60%, 6/15/19	B1/B+	710,590
969	6.65%, 4/15/16	B1/B+	944,495
649	6.65%, 8/15/16	B1/B+	631,110
1,437	6.65%, 10/15/18	B1/B+	1,393,108
48	6.70%, 5/15/14	B1/B+	48,089
571	6.70%, 8/15/16	B1/B+	556,277
65	6.70%, 6/15/18	B1/B+	65,040
10	6.70%, 11/15/18	B1/B+	9,658
412	6.70%, 6/15/19	B1/B+	391,147
20	6.70%, 12/15/19	B1/B+	18,957
45	6.75%, 4/15/13	B1/B+	45,053
1,391	6.75%, 7/15/16	B1/B+	1,357,798
2,916	6.75%, 8/15/16	B1/B+	2,845,261
261	6.75%, 9/15/16	B1/B+	254,504
113	6.75%, 7/15/18	B1/B+	109,697
41	6.75%, 9/15/18	B1/B+	39,508
330	6.75%, 10/15/18	B1/B+	320,655
6	6.75%, 11/15/18	B1/B+	5,884
1,121	6.75%, 5/15/19	B1/B+	1,071,514
2,137	6.75%, 6/15/19	B1/B+	2,034,920
255	6.80%, 4/15/13	B1/B+	255,333
890	6.80%, 9/15/16	B1/B+	870,013
10	6.80%, 9/15/18	B1/B+	9,815
13	6.80%, 10/15/18	B1/B+	12,757
2,861	6.85%, 4/15/16	B1/B+	2,809,139

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$646	6.85%, 5/15/16	B1/B+	$633,534
526	6.85%, 7/15/16	B1/B+	515,381
679	6.875%, 8/15/16	B1/B+	665,269
169	6.875%, 7/15/18	B1/B+	165,077
50	6.90%, 6/15/17	B1/B+	50,083
52	6.90%, 7/15/18	B1/B+	50,880
141	6.90%, 8/15/18	B1/B+	137,471
30	6.95%, 6/15/17	B1/B+	30,056
593	7.00%, 1/15/13	B1/B+	595,528
873	7.00%, 5/15/16	B1/B+	860,816
120	7.00%, 6/15/16	B1/B+	118,198
638	7.00%, 7/15/16	B1/B+	628,619
1,106	7.00%, 8/15/16	B1/B+	1,089,974
256	7.00%, 11/15/16	B1/B+	252,281
100	7.00%, 12/15/16	B1/B+	98,634
71	7.00%, 6/15/17	B1/B+	71,146
1,445	7.00%, 2/15/18	B1/B+	1,425,345
905	7.00%, 5/15/18	B1/B+	891,934
1,466	7.00%, 8/15/18	B1/B+	1,436,768
85	7.00%, 9/15/18	B1/B+	82,990
168	7.00%, 6/15/22	B1/B+	159,474
183	7.05%, 3/15/18	B1/B+	180,891
332	7.05%, 4/15/18	B1/B+	328,096
3,012	7.10%, 1/15/13	B1/B+	3,026,430
253	7.125%, 10/15/17	B1/B+	253,405
545	7.15%, 6/15/16	B1/B+	539,757
1,087	7.15%, 9/15/18	B1/B+	1,069,857
43	7.20%, 10/15/17	B1/B+	43,072
2,153	7.25%, 6/15/16	B1/B+	2,149,336
1,225	7.25%, 9/15/17	B1/B+	1,228,113
324	7.25%, 1/15/18	B1/B+	327,002
238	7.25%, 4/15/18	B1/B+	238,470
273	7.25%, 8/15/18	B1/B+	270,012
180	7.25%, 9/15/18	B1/B+	178,067
80	7.30%, 1/15/18	B1/B+	80,152
235	7.35%, 1/15/17	B1/B+	236,818
22	7.35%, 4/15/18	B1/B+	22,095
356	7.375%, 11/15/16	B1/B+	356,528
10	7.375%, 4/15/18	B1/B+	10,044
210	7.50%, 10/15/12	B1/B+	210,772
1,037	7.50%, 5/15/16	B1/B+	1,041,497
784	7.50%, 6/15/16	B1/B+	787,900
20	7.50%, 11/15/16	B1/B+	20,032
1,260	7.50%, 8/15/17	B1/B+	1,262,129
12	7.50%, 11/15/17	B1/B+	12,024
1,505	7.50%, 12/15/17	B1/B+	1,508,133
1,324	7.55%, 5/15/16	B1/B+	1,330,002
79	8.00%, 10/15/17	B1/B+	79,200
197	8.00%, 11/15/17	B1/B+	198,500
20	8.125%, 11/15/17	B1/B+	20,054
25	8.25%, 3/15/17	B1/B+	25,107
35	8.65%, 8/15/15	B1/B+	35,107
121	9.00%, 7/15/20	B1/B+	122,886

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$5,000	Capital One Capital III, 7.686%, 8/1/66,
	(converts to FRN on 8/15/36)	Baa3/BB	$5,131,250
38,750	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	41,317,187
3,600	Citigroup Capital XXI, 8.30%, 12/21/77,	Ba1/BB+	3,690,000
	(converts to FRN on 12/21/37)
	Dar Al-Arkan International Sukuk Co.,
1,035	10.75%, 2/18/15 (a)(d)	WR/BB-	1,066,050
1,100	10.75%, 2/18/15	WR/BB-	1,133,000
13,002	ILFC E-Capital Trust I, 5.74%, 12/21/65, FRN (a)(d)	B3/BB	10,677,112
28,430	ILFC E-Capital Trust II, 6.25%, 12/21/65,
	(converts to FRN on 12/21/15) (a)(d)	B3/BB	24,307,650
18,000	International Lease Finance Corp., 6.98%, 10/15/17, VRN (g)(j)	WR/BBB-	15,826,104
	LBG Capital No.1 PLC,
€1,885	7.375%, 3/12/20	Ba3/BB	2,529,884
£900	7.588%, 5/12/20	Ba3/BB	1,332,511
£3,400	7.869%, 8/25/20	Ba3/BB	5,020,396
$20,000	7.875%, 11/1/20 (a)(d)	Ba3/BB	18,900,000
2,000	8.50%, 12/17/21 (a)(d)(g)(h)	NR/BB-	1,886,845
	LBG Capital No.2 PLC,
€1,000	8.875%, 2/7/20	Ba2/BB+	1,442,899
£284	9.00%, 12/15/19	Ba2/BB+	460,592
£5,500	9.125%, 7/15/20	Ba2/BB+	8,831,644
£1,425	9.334%, 2/7/20	Ba2/BB+	2,264,185
£850	11.25%, 9/14/23	Ba2/BB+	1,446,061
$43,895	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)(j)	Ba2/BB	43,236,575
2,200	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (h)	Ba2/BB	1,991,000
	SLM Corp.,
24,000	8.00%, 3/25/20	Ba1/BBB-	25,797,360
51,635	8.45%, 6/15/18 (j)	Ba1/BBB-	56,723,319
€1,200	Societe Generale S.A., 9.375%, 9/4/19 (h)	Baa2/BBB+	1,861,992
	Springleaf Finance Corp.,
$10,000	5.40%, 12/1/15	B3/B	9,200,000
2,515	5.85%, 6/1/13	B3/B	2,496,137
9,100	6.90%, 12/15/17	B3/B	8,394,750
7,100	Wells Fargo Capital XV, 9.75%, 9/26/13 (h)(j)	Baa3/A-	7,526,000
			392,789,839

Healthcare & Hospitals—0.8%
11,552	HCA, Inc., 9.00%, 12/15/14	B3/B-	12,678,320

Hotels/Gaming—0.3%
5,000	Buffalo Thunder Development Authority,
	9.375%, 12/15/14 (a)(b)(d)(f)(k)(l)
	(acquisition cost-$5,118,750; purchased 12/8/06)	WR/NR	2,000,000
2,100	MGM Resorts International, 11.125%, 11/15/17	Ba3/B	2,409,750
			4,409,750

Insurance—19.8%
34,000	American General Institutional Capital B,
	8.125%, 3/15/46 (a)(d)(j)	Baa2/BBB-	36,805,000
	American International Group, Inc.,
€5,000	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	5,927,487
£10,000	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	13,642,083
$3,150	5.85%, 1/16/18 (j)	Baa1/A-	3,303,405

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Insurance (continued)
$3,425	6.25%, 5/1/36 (j)	Baa1/A-	$3,503,614
3,600	6.25%, 3/15/87	Baa2/BBB	3,294,000
MXN 30,000	7.98%, 6/15/17	Baa1/A-	2,306,244
€3,750	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	5,451,656
€8,200	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	11,920,955
$88,250	8.175%, 5/15/68, (converts to FRN on 5/15/38) (j)	Baa2/BBB	96,752,888
6,150	8.25%, 8/15/18 (j)	Baa1/A-	7,063,650
£10,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	16,611,242
£52,600	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	87,375,135
$2,000	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(j)	A3/A-	2,265,922
3,500	Transatlantic Holdings, Inc., 8.00%, 11/30/39	Baa1/BBB+	3,841,908
10,000	Validus Holdings Ltd., 8.875%, 1/26/40 (j)	Baa2/BBB	10,642,230
			310,707,419

Machinery—0.2%
2,600	Chart Industries, Inc., 9.125%, 10/15/15	B3/B+	2,717,000

Multi-Media—0.1%
€2,420	Lighthouse International Co. S.A., 8.00%, 4/30/14	Ca/CCC+	1,263,370

Oil & Gas—0.2%
$1,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	Ba3/BB-	1,035,000
6,000	OPTI Canada, Inc., 8.25%, 12/15/14	Ca/D	2,520,000
			3,555,000

Telecommunications—1.9%
	CenturyLink, Inc.,
1,122	7.20%, 12/1/25	Baa3/BB	1,107,867
2,200	7.60%, 9/15/39	Baa3/BB	2,122,116
15,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	Baa3/BBB-	15,655,465
10,000	Sprint Capital Corp., 8.75%, 3/15/32	B1/BB-	10,875,000
			29,760,448

Utilities—2.8%
7,300	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)	NR/B-	7,818,300
	Ameren Energy Generating Co.,
3,000	7.00%, 4/15/18	Ba1/BBB-	3,073,818
2,162	7.95%, 6/1/32	Ba1/BBB-	2,098,872
23,990	Dynegy Roseton/Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B	Caa3/CC	21,351,100
4,455	Energy Future Holdings Corp., 9.75%, 10/15/19	Caa3/B-	4,524,235
5,445	Energy Future Intermediate Holding Co. LLC, 9.75%, 10/15/19	Caa3/B-	5,529,621
			44,395,946
	Total Corporate Bonds & Notes (cost—$781,303,115)		983,274,719

MUNICIPAL BONDS—12.0%
California—4.2%
3,000	Fresno Cnty. Rev., zero coupon, 8/15/25, Ser. A (FGIC-NPFGC)	WR/AA-	1,169,490
2,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	NR/A	1,965,880
3,425	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40, Ser. Z	NR/BBB+	3,509,769

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
California (continued)
$11,600	Oakland Unified School Dist., Alameda Cnty., GO,
	9.50%, 8/1/34	A2/NR	$12,785,288
	Riverside Cnty. Redev. Agcy., Tax Allocation, Ser. A-T,
8,720	7.50%, 10/1/30	A3/A-	8,579,259
2,020	7.75%, 10/1/37	A3/A-	2,012,890
500	San Diego Redev. Agcy., Tax Allocation, 7.625%, 9/1/30, Ser. A	A3/BBB+	488,870
4,000	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	Baa1/AA-	1,225,360
1,600	San Marcos Unified School Dist., GO, zero coupon, 8/1/32 (e)	Aa2/AA-	399,104
	State Public Works Board Rev.,
12,955	7.804%, 3/1/35, Ser. B-2	Aa3/BBB+	13,143,236
7,070	8.00%, 3/1/35, Ser. A-2	A2/BBB+	7,121,328
14,200	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	14,648,152
			67,048,626

Colorado—1.0%
15,000	Public Schools, CP, 7.017%, 12/15/37, Ser. B	Aa3/A+	16,410,450

Illinois—0.4%
5,700	State, GO, 6.90%, 3/1/35	A1/A+	5,815,482

Louisiana—0.4%
	New Orleans, Public Improvements, GO, Ser. A,
1,800	8.30%, 12/1/29	A3/BBB	1,923,012
3,850	8.55%, 12/1/34	A3/BBB	4,020,247
			5,943,259

Ohio—1.3%
10,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	12,446,300
7,000	Univ. of Toledo Rev., 7.875%, 6/1/31	A1/A+	7,604,870
			20,051,170

Pennsylvania—0.1%
3,700	Philadelphia Auth. for Industrial Dev. Rev.,
	zero coupon, 4/15/26, Ser. B (AMBAC)	A2/BBB	1,234,320

Texas—4.6%
	North Texas Tollway Auth. Rev.,
18,600	8.41%, 2/1/30	Baa3/NR	19,441,092
49,495	8.91%, 2/1/30	Baa3/NR	53,358,085
			72,799,177
	Total Municipal Bonds (cost—$180,489,084)		189,302,484

MORTGAGE-BACKED SECURITIES—8.5%
2,387	American Home Mortgage Assets, 6.25%, 6/25/37, CMO	Ca/D	1,255,508
11,791	Banc of America Alternative Loan Trust, 6.00%, 3/25/36, CMO	Caa3/NR	8,431,484
86	Banc of America Mortgage Securities, Inc.,
	2.881%, 2/25/36, CMO, FRN	NR/B+	69,264
	BCAP LLC Trust (a)(d)(g),
4,700	5.923%, 3/26/37	NR/NR	412,283
3,800	10.25%, 6/25/36	NR/NR	469,753
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
15,053	2.916%, 8/25/35	Caa2/CCC	11,216,274
1,045	5.230%, 5/25/47	NR/CCC	757,644

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Chase Mortgage Finance Corp., CMO,
$8,088	2.529%, 3/25/37, FRN	Caa2/NR	$6,406,781
204	2.938%, 12/25/35, FRN	NR/CCC	197,669
369	5.50%, 5/25/36	B3/NR	347,206
489	6.019%, 9/25/36, FRN	B3/NR	465,529
	Citigroup Mortgage Loan Trust, Inc., CMO, VRN,
279	4.986%, 7/25/46	NR/CCC	184,975
2,019	5.661%, 9/25/37	NR/CCC	1,359,604
542	5.673%, 7/25/37	Caa3/CC	382,006
4,153	5.680%, 8/25/37	Caa2/CCC	3,041,441
4,944	5.794%, 3/25/37	Caa2/NR	4,240,868
	Countrywide Alternative Loan Trust, CMO,
776	5.50%, 3/25/36	Caa3/NR	546,578
870	5.621%, 2/25/37, VRN	NR/CCC	606,130
1,938	5.652%, 7/25/21, VRN	Caa3/D	1,463,659
678	6.00%, 11/25/36	Caa3/NR	445,961
9,555	6.00%, 2/25/37	Caa3/CCC	6,317,502
368	6.50%, 6/25/36	Ca/NR	220,087
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
1,483	4.757%, 9/20/36, VRN	Ca/CC	847,920
6,683	5.50%, 10/25/35	Caa1/NR	6,380,099
181	5.684%, 9/25/47, VRN	NR/CCC	123,770
6,557	5.75%, 3/25/37	NR/CCC	5,674,252
5,618	5.75%, 6/25/37	NR/CCC	5,045,799
2,035	6.00%, 5/25/36	NR/CCC	1,791,049
1,431	6.00%, 4/25/37	NR/CCC	1,323,176
3,265	Credit Suisse Mortgage Capital Certificates,
	6.00%, 2/25/37, CMO	NR/CCC	2,806,628
232	First Horizon Asset Securities, Inc.,
	5.775%, 5/25/37, CMO, FRN	NR/CCC	159,457
	GSR Mortgage Loan Trust, CMO,
1,551	5.50%, 5/25/36	NR/CCC	1,343,204
1,557	6.00%, 7/25/37	NR/CCC	1,470,255
	Harborview Mortgage Loan Trust, CMO, VRN,
161	5.404%, 8/19/36	NR/CCC	118,260
1,489	5.75%, 8/19/36	NR/CCC	890,096
14,228	JPMorgan Alternative Loan Trust, 6.038%, 3/25/37, CMO, VRN	NR/CC	8,546,496
1,425	JPMorgan Mortgage Trust, 5.75%, 1/25/36, CMO	NR/CCC	1,324,166
622	Merrill Lynch Alternative Note Asset,
	5.074%, 6/25/37, CMO, VRN	Ca/D	315,028
376	Merrill Lynch Mortgage-Backed Securities Trust,
	5.408%, 4/25/37, CMO, VRN	NR/CCC	275,437
	Residential Asset Securitization Trust, CMO,
2,109	6.00%, 9/25/36	Ca/D	1,178,358
1,652	6.25%, 10/25/36	Ca/D	1,128,616
654	6.50%, 8/25/36	Ca/D	404,193
6,475	Residential Funding Mortgage Securities I,
	6.25%, 8/25/36, CMO	Caa1/CCC	5,691,181
	Sequoia Mortgage Trust, CMO, VRN,
180	2.512%, 1/20/47	NR/CCC	131,847
2,269	5.475%, 7/20/37	NR/CCC	1,803,293
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,332	5.539%, 4/25/37	NR/CCC	2,601,411
2,519	5.823%, 2/25/37	NR/CCC	1,841,145

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	WaMu Mortgage Pass Through Certificates, CMO,
$1,262	2.671%, 2/25/37, VRN	NR/CCC	$969,314
266	2.725%, 3/25/37, VRN	NR/CCC	226,572
766	3.406%, 12/25/36, VRN	NR/CCC	576,978
314	5.028%, 1/25/37, FRN	NR/CCC	237,930
274	5.239%, 4/25/37, FRN	NR/CCC	199,476
197	5.302%, 12/25/36, FRN	NR/CCC	145,256
2,425	5.387%, 11/25/36, VRN	NR/CCC	1,842,158
615	5.405%, 2/25/37, VRN	NR/CC	405,607
519	5.554%, 5/25/37, FRN	NR/CC	399,031
656	5.640%, 2/25/37, FRN	NR/CCC	484,101
1,889	5.835%, 9/25/36, VRN	NR/CCC	1,426,571
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO,
13,664	6.00%, 6/25/37	Caa3/CCC	9,929,295
7,816	6.50%, 3/25/36	NR/CC	4,740,059
	Wells Fargo Mortgage-Backed Securities Trust, CMO, FRN,
2,798	2.748%, 7/25/36	NR/CCC	2,215,793
452	3.149%, 7/25/36	NR/CCC	365,815
8,621	5.041%, 10/25/36	NR/CCC	6,792,576
292	5.511%, 9/25/36	Caa2/NR	233,889
	Total Mortgage-Backed Securities (cost—$129,741,837)		133,243,763

Shares
PREFERRED STOCK—6.2%
Banking—3.3%
758,600	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(h)(k)(m)
	(acquisition cost-$42,106,600; purchased 8/23/10-2/1/11)	NR/A	39,826,554
10,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (h)	A3/NR	11,431,250
			51,257,804

Financial Services—2.1%
	Ally Financial, Inc. (h),
3,000	7.00%, 12/31/11 (a)(d)	B3/CCC	2,819,625
150,000	8.50%, 5/15/16, Ser. A (m)	Caa1/CCC	3,754,500
150,000	Bank of America Corp., 8.20%, 5/1/13 (h)	Ba3/BB+	3,925,500
800,000	Citigroup Capital XIII, 7.875%, 10/30/15 (m)	Ba1/BB+	22,224,000
7	Union Planters Preferred Funding Corp.,
	7.75%, 7/15/23 (a)(b)(d)(h)(k)
	(acquisition cost-$630,000; purchased 3/3/11)	B2/B	599,812
			33,323,437

Real Estate Investment Trust—0.8%
10,570	Sovereign Real Estate Investment Trust,
	12.00%, 5/16/20 (a)(d)(h)	Baa2/BBB+	12,300,838
	Total Preferred Stock (cost—$95,263,150)		96,882,079

Principal
Amount
(000s)
SENIOR LOANS (a)(c)—2.8%
Chemicals—0.0%
$87	INEOS Group Ltd., 7.001%, 12/14/12, Term A2	90,592

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services—1.4%
$21,243	CIT Group, Inc., 6.25%, 8/11/15, Term 3		$21,410,288

Utilities—1.4%
	Texas Competitive Electric Holdings Co. LLC,
13,468	4.690%, 10/10/17		10,531,168
14,291	4.768%, 10/10/17		11,174,883
			21,706,051
	Total Senior Loans (cost—$43,118,174)		43,206,931

ASSET-BACKED SECURITIES—1.4%
	Countrywide Asset-Backed Certificates,
3,000	5.595%, 8/25/35	B2/AA+	2,147,044
13,700	5.884%, 7/25/36	Ca/A+	6,480,881
744	GSAA Trust, 0.486%, 3/25/37, FRN	Ca/CCC	392,855
21,914	Indymac Residential Asset-Backed Trust,
	0.346%, 7/25/37, FRN	Caa3/CCC	11,526,017
2,917	Morgan Stanley Mortgage Loan Trust,
	6.25%, 7/25/47, VRN	Caa2/CCC	1,997,610
	Total Asset-Backed Securities (cost—$25,715,539)		22,544,407

Shares
CONVERTIBLE PREFERRED STOCK—0.2%
Insurance—0.2%
1,828,621	American International Group, Inc., 8.50%, 8/1/11 (cost—$9,732,507)	Baa2/NR	3,181,801

MUTUAL FUNDS—0.0%
5,940	BlackRock MuniYield Quality Fund II, Inc.		69,973
14,868	BlackRock MuniYield Quality Fund III, Inc.		186,445
	Total Mutual Funds (cost—$258,945)		256,418

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—6.4%
U.S. Treasury Obligations (i)(n)—3.5%
$54,481	U.S. Treasury Bills, 0.005%-0.009%, 7/21/11-8/4/11
	(cost—$54,480,600)		54,480,600

Corporate Notes—0.3%
Airlines—0.3%
4,754	American Airlines, Inc.,
	10.50%, 3/15/12 (cost—$4,711,900)	Caa1/CCC+	4,906,694

Repurchase Agreements—2.6%
22,400	Bank of America, dated 6/30/11, 0.01%, due 7/1/11, proceeds $22,400,006; collateralized by U.S. Treasury Bonds, 4.75%, due 2/15/37, valued at $23,292,979 including accrued interest		22,400,000

Principal
Amount
(000s)		Value*
$2,500	Barclays Capital, Inc., dated 6/30/11, 0.01%, due 7/1/11, proceeds $2,500,001; collateralized by U.S. Treasury Inflation Index Notes, 1.875%, due 7/15/15, valued at $2,545,761 including accrued interest	$2,500,000
6,600	Citigroup Global Markets, Inc., dated 6/30/11, 0.04%, due 7/1/11, proceeds $6,600,007; collateralized by Fannie Mae, 3.65%, due 12/8/20, valued at $6,791,351 including accrued interest	6,600,000
7,500	JPMorgan Securities, Inc., dated 6/30/11, 0.04%, due 7/1/11, proceeds $7,500,008; collateralized by Federal Farm Credit Bank, 2.27%, due 12/24/13, valued at $7,651,742 including accrued interest	7,500,000
1,851	State Street Bank & Trust Co., dated 6/30/11, 0.01%, due 7/1/11, proceeds $1,851,001; collateralized by U.S. Treasury Bills, 0.01%, due 7/21/11, valued at $1,889,989 including accrued interest	1,851,000
	Total Repurchase Agreements (cost—$40,851,000)	40,851,000
	Total Short-Term Investments (cost—$100,043,500)	100,238,294
	Total Investments (cost—$1,365,665,851) (o)—100.0%	$1,572,130,896

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $349,596,961, representing 22.2% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When issued. To be settled after June 30, 2011.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $18,594,985, representing 1.2% of total investments.

(h)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Restricted. The aggregate acquisition cost of such securities is $57,955,350. The aggregate market value is $53,044,891, representing 3.4% of total investments.

(l)

Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(m)	Dividend rate is fixed until the first call date and variable thereafter.

(n)	Rates reflect the effective yields at purchase date.

(o)

At June 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $1,368,425,441. Gross unrealized appreciation was $229,275,713; gross unrealized depreciation was $25,570,258; and net unrealized appreciation was $203,705,455. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

£—British Pound

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2011.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at June 30, 2011:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000s)	Date	(Depreciation)
Long:	Financial Futures Euro—90 day	704	$175,146	3/19/12	$598,150
	Financial Futures Euro—90 day	538	133,673	6/18/12	(31,427)
	Financial Futures Euro—90 day	535	132,653	9/17/12	(54,415)
	Financial Futures Euro—90 day	535	132,319	12/17/12	(74,477)
	Financial Futures Euro—90 day	535	131,985	3/18/13	(101,228)
					$336,603

At June 30, 2011, the Fund pledged cash collateral of $1,536,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at June 30, 2011 (1):

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Barclays Bank:
Dow Jones CDX HY-16 5-Year Index	$250,000	4.61%	6/20/16	5.00%	$4,432,197	$6,406,250	$(1,974,053)
Citigroup:
MBIA Insurance Corp.	12,500	9.81%	9/20/11	5.00%	(115,398)	(218,750)	103,352
Goldman Sachs:
MBIA Insurance Corp.	1,700	9.81%	3/20/12	5.00%	(54,039)	(93,500)	39,461
					$4,262,760	$6,094,000	$(1,831,240)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at June 30, 2011:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)
Credit Suisse First Boston	$303,000	12/21/41	4.00%	3-Month USD-LIBOR	$9,359,116	$1,439,250	$7,919,866
Deutsche Bank	650,000	12/16/16	4.00%	3-Month USD-LIBOR	(49,973,586)	7,384,000	(57,357,586)
Morgan Stanley	1,150,000	12/16/16	3-Month USD-LIBOR	4.00%	109,828,851	92,544,999	17,283,852
Morgan Stanley	500,000	12/16/16	4.00%	3-Month USD-LIBOR	(38,441,220)	(9,754,000)	(28,687,220)
Morgan Stanley	200,000	6/16/20	3-Month USD-LIBOR	4.00%	14,691,272	16,005,128	(1,313,856)
Morgan Stanley	200,000	12/16/21	4.00%	3-Month USD-LIBOR	(8,648,146)	(5,350,000)	(3,298,146)
					$36,816,287	$102,269,377	$(65,453,090)

LIBOR - London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at June 30, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2011	(Depreciation)
Purchased:
1,488,800 Brazilian Real settling 9/2/11	Bank of America	$800,000	$941,459	$141,459
2,365,990 Brazilian Real settling 8/2/11	Barclays Bank	1,479,669	1,506,049	26,380
1,301,650 Brazilian Real settling 9/2/11	Morgan Stanley	700,000	823,113	123,113
97,000 Euro settling 7/18/11	Citigroup	143,086	140,614	(2,472)
972,000 Euro settling 7/18/11	Credit Suisse First Boston	1,389,401	1,409,036	19,635
4,058,000 Indian Rupee settling 8/12/11	Barclays Bank	86,488	90,197	3,709
600,000 Indian Rupee settling 8/12/11	Deutsche Bank	12,834	13,336	502
260,000 Mexican Peso settling 7/7/11	HSBC Bank	20,942	22,202	1,260
260,000 Mexican Peso settling 11/18/11	Morgan Stanley	22,026	21,929	(97)
1,520,300 South African Rand settling 9/13/11	Barclays Bank	200,000	222,570	22,570
2,697,099 South African Rand settling 7/28/11	HSBC Bank	388,547	397,564	9,017
759,900 South African Rand settling 9/13/11	Morgan Stanley	100,000	111,248	11,248
760,000 South African Rand settling 9/13/11	UBS	100,000	111,263	11,263
Sold:
2,365,990 Brazilian Real settling 9/2/11	Barclays Bank	1,470,290	1,496,160	(25,870)
2,365,990 Brazilian Real settling 8/2/11	UBS	1,463,559	1,506,048	(42,489)
122,961,000 British Pound settling 8/9/11	JPMorgan Chase	198,289,983	197,261,682	1,028,301
3,217,000 Euro settling 7/18/11	Barclays Bank	4,676,080	4,663,444	12,636
8,969,000 Euro settling 7/18/11	Credit Suisse First Boston	12,935,540	13,001,688	(66,148)
7,400,000 Euro settling 7/18/11	JPMorgan Chase	10,677,534	10,727,227	(49,693)
16,000 Euro settling 7/18/11	Royal Bank of Canada	22,678	23,194	(516)
6,154,000 Euro settling 7/18/11	Royal Bank of Scotland	8,866,958	8,920,994	(54,036)
260,000 Mexican Peso settling 7/7/11	Morgan Stanley	22,327	22,202	125
2,697,099 South African Rand settling 10/28/11	HSBC Bank	383,312	392,218	(8,906)
2,697,099 South African Rand settling 7/28/11	JPMorgan Chase	394,255	397,564	(3,309)
				$1,157,682

At June 30, 2011, the Fund held $89,840,000 in cash as collateral for derivatives. Cash collatral held may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at June 30, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	6/16/11	7/18/11	$7,248,471	$7,247,113
	0.65%	6/14/11	7/13/11	33,427,820	33,417,563
Barclays Bank	0.45%	6/16/11	7/18/11	4,210,789	4,210,000
	0.45%	6/23/11	7/25/11	25,629,563	25,627,000
	0.60%	6/16/11	7/18/11	14,460,614	14,457,000
Deutsche Bank	0.38%	6/13/11	7/12/11	1,220,232	1,220,000
	0.60%	6/2/11	7/6/11	28,174,611	28,161,000
	0.60%	6/16/11	7/25/11	19,578,894	19,574,000
Greenwich Capital Markets	0.40%	6/10/11	7/11/11	2,256,526	2,256,000
	0.40%	6/16/11	7/18/11	7,252,209	7,251,000
					143,420,676

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended June 30, 2011 was $146,576,545 at a weighted average interest rate of 0.55%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at June 30, 2011 was $153,490,503.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$7,010,081	$5,872,192	$12,882,273
Electric	—	—	582,070	582,070
Financial Services	—	375,076,890	17,712,949	392,789,839
Utilities	—	23,044,846	21,351,100	44,395,946
All Other	—	532,624,591	—	532,624,591
Municipal Bonds	—	189,302,484	—	189,302,484
Mortgage-Backed Securities	—	132,361,727	882,036	133,243,763
Preferred Stock:
Financial Services	$29,904,000	3,419,437	—	33,323,437
All Other	—	63,558,642	—	63,558,642
Senior Loans	—	43,206,931	—	43,206,931
Asset-Backed Securities	—	22,544,407	—	22,544,407
Convertible Preferred Stock	3,181,801	—	—	3,181,801
Mutual Funds	256,418	—	—	256,418
Short-Term Investments	—	100,238,294	—	100,238,294
Total Investments in Securities - Assets	$33,342,219	$1,492,388,330	$46,400,347	$1,572,130,896

Other Financial Instruments* - Assets
Credit Contracts	—	$142,813	—	$142,813
Foreign Exchange Contracts	—	1,411,218	—	1,411,218
Interest Rate Contracts	$598,150	25,203,718	—	25,801,868
Total Other Financial Instruments* - Assets	598,150	$26,757,749	—	$27,355,899

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(1,974,053)	—	$(1,974,053)
Foreign Exchange Contracts	—	(253,536)	—	(253,536)
Interest Rate Contracts	$(261,547)	(90,656,808)	—	(90,918,355)
Total Other Financial Instruments* - Liabilities	(261,547)	$(92,884,397)	—	$(93,145,944)

Total Investments	$33,678,822	$1,426,261,682	$46,400,347	$1,506,340,851

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the three months ended June 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	3/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3	6/30/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$5,927,697	—	—	$(408)	—	$(55,097)	—	—	$5,872,192
Electric	590,230	—	—	(660)	—	(7,500)	—	—	$582,070
Financial Services	17,273,655	—	—	140,405	$(16,356)	315,245	—	—	17,712,949
Utilities	22,670,550	—	—	81,696	—	(1,401,146)	—	—	21,351,100
Mortgage-Backed Securities	—	$881,777	—	25,369	—	(25,110)	—	—	882,036
Total Investments	$46,462,132	$881,777	—	$246,402	$(16,356)	$(1,173,608)	—	—	$46,400,347

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at June 30, 2011 was $(1,189,570).

Item 2. Controls and Procedures

(a)                                  The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)                                 There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO High Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2011